Leases (Disclosure of lease liability interest expense recognized) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Lease liabilities [abstract]
Balance	$ 0	$ 15,189
Interest expense		687
Lease payments made for discontinued operations	0	(2,129)
Discontinuance of business		(13,747)
Balance	$ 0	$ 0